Consolidated statements of cash flows - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Consolidated statements of cash flows [Abstract]
Profit (loss)	[1]	€ (1,605)		€ 3,323		€ 1,195
Cash flows from operating activities - Results of discontinued operations, net of income tax		13	[2]	2,711	[1]	196	[1]
Cash flows from operating activities - Depreciation, amortization, and impairment of assets		1,602		1,323		1,462
Cash flows from operating activities - Impairment of goodwill		1,357		15		144
Cash flows from operating activities - Share-based compensation		95		108		112
Cash flows from operating activities - Net loss (gain) on sale of assets		(115)		(55)		(1)
Cash flows from operating activities - Interest income		25		18		13
Cash flows from operating activities - Interest expense on debt, borrowings, and other liabilities		226		152		159
Cash flows from operating activities - Investments in associates, net of income taxes		112		4		9
Cash flows from operating activities - Income taxes		(113)		(103)		212
Cash flows from operating activities - Decrease (increase) in working capital		862		401		98
Cash flows from operating activities - Decrease (increase) in receivables and other current assets		(342)		(39)		92
Cash flows from operating activities - Decrease (Increase) in inventories		(572)		(581)		(578)
Cash flows from operating activities - Increase (decrease) in accounts payable, accrued and other current liabilities		52		219		387
Cash flows from operating activities - Decrease (increase) in non-current receivables and other assets		1		(46)		(9)
Cash flows from operating activities - Increase (decrease) in other liabilities		(84)		33		50
Cash flows from operating activities - Increase (decrease) in provisions		(199)		427		(91)
Cash flows from operating activities - Other items		(39)		(164)		96
Cash flows from operating activities - Interest received		15		17		13
Cash flows from operating activities - Interest paid		205		151		148
Cash flows from operating activities - Dividends received from investments in associates		12		14		4
Cash flows from operating activities - Income taxes paid		333		249		390
Net cash provided by (used for) operating activities		(173)		1,629		2,511
Cash flows from investing activities - Net capital expenditures		788		729		876
Cash flows from investing activities - Purchase of intangible assets		105		107		114
Cash flows from investing activities - Expenditures on development assets		257		259		296
Cash flows from investing activities - Capital expenditures on property, plant and equipment		444		397		485
Cash flows from investing activities - Proceeds from sales of property, plant and equipment		18		33		19
Cash flows from investing activities - Net proceeds from (cash used for) derivatives and current financial assets		(72)		48		(13)
Cash flows from investing activities - Purchase of other non-current financial assets		116		124		131
Cash flows from investing activities - Proceeds from other non-current financial assets		78		124		65
Cash flows from investing activities - Purchase of businesses, net of cash acquired		712		3,098		317
Cash flows from investing activities - Net proceeds from sale of interests in businesses, net of cash disposed		124		107		4
Net cash provided by (used for) for investing activities		(1,487)		(3,672)		(1,267)
Cash flows from financing activities - Proceeds from issuance (payments on) short-term debt		47		(25)		16
Cash flows from financing activities - Principal payments on current portion of long-term debt		1,472		302		298
Cash flows from financing activities - Proceeds from issuance of long-term debt		2,516		76		1,065
Cash flows from financing activities - Re-issuance of treasury shares		12		23		46
Cash flows from financing activities - Purchase of treasury shares		187		1,636		343
Cash flows from financing activities - Dividends paid to shareholders of Koninklijke Philips N.V		412		482		1
Cash flows from financing activities - Dividends paid to shareholders of non-controlling interests		6		2		2
Net cash provided by (used for) financing activities		500		(2,347)		483
Net cash provided by (used for) continuing operations		(1,160)		(4,390)		1,727
Net cash provided by (used for) discontinued operations		(12)		3,403		129
Net cash provided by (used for) continuing and discontinued operations		(1,172)		(986)		1,856
Effect of changes in exchange rates on cash and cash equivalents		41		65		(55)
Cash and cash equivalents at the beginning of the period		2,303		3,226		1,425
Cash and cash equivalents at the end of the period		€ 1,172		€ 2,303		€ 3,226

[1]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[2]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.